Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

September 1, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Morningstar Funds Trust

1933 Act Registration No. 333-216479

1940 Act Registration No. 811-23235

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Morningstar Funds Trust (the “Trust”) certifies that:

a.    the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 5 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 5 to the Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on August 27, 2020 (Accession No. 0001193125-20-233260) with an effective date of August 31, 2020.

Please direct any questions to the undersigned at (202) 507-5154.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple